Note 22 - Interest-bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
22.	INTEREST-BEARING LOANS AND BORROWINGS

	2018	2017

Secured bank loans	434.7	589.3
Unsecured bank loans	212.3	413.7
Debentures and unsecured bond issues	104.7	102.7
Other unsecured loans	99.0	101.5
Financial leasing	11.4	24.7
Non-current liabilities	862.1	1,231.9

Secured bank loans	1,404.8	879.6
Unsecured bank loans	86.6	394.3
Other unsecured loans	39.2	38.4
Financial leasing	30.0	8.8
Current liabilities	1,560.6	1,321.1

Additional information regarding the exposure of the Company to the risks of interest rate and foreign currency are disclosed on Note
27
–
Financial instruments and risks
.

At
December 31, 2018
and
2017
debts presented the following interest rates:

		2018			2017
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in USD fixed rate	4.40%	32.4	9.9	3.83%	6.4	16.5
Debt denominated in US dollars floating rate	3.59%	538.8	91.2	2.74%	78.3	476.9
Debt denominated in CAD dollars floating rate	2.43%	743.9	9.3	2.00%	685.9	–
Other latin american currency fixed rate	9.96%	11.5	212.1	9.27%	199.1	–
Other latin american currency floating rate	–	–	–	2.33%	–	5.0
Denominated Reais floating rate (TJLP and TR)	9.08%	75.3	162.3	9.22%	165.3	237.0
Reais debt - ICMS fixed rate	5.79%	37.2	91.2	5.57%	38.4	91.5
Reais debt - fixed rate	7.05%	121.5	286.1	6.63%	147.7	405.0
Total		1,560.6	862.1		1,321.1	1,231.9

Terms and debt repayment schedule –
December 31, 2018

	Total	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1,839.5	1,404.9	156.8	54.9	101.7	121.2
Unsecured bank loans	298.9	86.6	0.1	212.2	–	–
Debentures and unsecured bond issues	104.7	–	–	104.7	–	–
Unsecured other loans	138.2	39.1	38.0	22.7	16.0	22.4
Finance lease liabilities	41.4	30.0	4.9	2.9	3.6	–
	2,422.7	1,560.6	199.8	397.4	121.3	143.6

Terms and debt repayment schedule –
December 31, 2017

	Total	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1,468.9	879.6	253.6	57.7	109.4	168.6
Unsecured bank loans	808.0	394.3	413.7	–	–	–
Debentures and unsecured bond issues	102.7	–	–	–	102.7	–
Unsecured other loans	139.9	38.4	32.0	24.7	11.6	33.2
Finance lease liabilities	33.5	8.8	24.7	–	–	–
	2,553.0	1,321.1	724.0	82.4	223.7	201.8

Reconciliation of liabilities arising from financing activities

The table below details changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated statement of cash flows from financing activities.

	Current liabilities	Non-current liabilities
December 31, 2017	1,321.1	1,231.9
Proceeds	7.4	2,348.1
Payments	(2,505.0)	(6.7)
Foreign exchange	115.9	74.1
Transfer between current and non-current	2,627.9	(2,628.1)
Other movements	(6.7)	(157.2)
December 31, 2018	1,560.6	862.1

Contractual clauses (covenants)

As at
December 31, 2018,
the Company's loans had equal rights to payment without subordination clauses. Except for the credit lines due to FINAME contracted by the Company with Banco Nacional de Desenvolvimento Econômico e Social – BNDES (“BNDES”), where collateral were provided on assets acquired with the credit granted which serve as collateral; other loans and financing contracted by the Company predict only guarantees as personal collateral or are unsecured. The most loan contracts contain financial covenants including:

• financial covenants, including limitation on new indebtedness;

• going-concern;

• maintenance, in use
or in good condition for the business, of
the Company
's assets;

• restrictions on acquisitions, mergers, sale or disposal of its assets;

•
disclosure of financial statements and balance sheet; and/or

•
no
prohibition related to new real guarantees for loans contracted, except if: (i) expressly authorized under the aforementioned loan agreement, (ii) new loans contracted from financial institutions linked to the Brazilian government - including the BNDES or foreign governments; - or foreign governments, multilateral financial institutions (e.g. World Bank) or located in jurisdictions in which the Company
operates;

These clauses apply to the extent that the events mentioned produce material adverse effects on the Company
and / or its subsidiaries or the rights of its creditors, and, in the event of any of the events provided in the clauses
, it
may
have been granted to the Company a grace period to cure such default.

Additionally, all agreements entered into with the BNDES are subject to certain “provisions applicable to agreements entered into with the BNDES” (“Provisions”). Such Provisions require the borrower, to obtain prior consent of BNDES if they, for instance, wish to: (i) raise new loans (except for loans described in the Provisions); (ii) give preference and/or priority to other debts; and/or (iii) dispose of or encumber any item of their fixed assets (except as provided for in the Provisions).

As at
December 31, 2018,
the Company was in compliance with all its contractual obligations for its loans and financings.